                           THE HARTFORD MUTUAL FUNDS
                      CLASS A, CLASS B AND CLASS C SHARES

                    SUPPLEMENT DATED NOVEMBER 7, 2005 TO THE
        PROSPECTUS DATED MARCH 1, 2005 (AS SUPPLEMENTED MARCH 15, 2005)

--------------------------------------------------------------------------------

 THIS SUPPLEMENT REPLACES THE SUPPLEMENT DATED AUGUST 18, 2005 TO THE HARTFORD MUTUAL FUNDS CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS DATED MARCH 1, 2005
                        (AS SUPPLEMENTED MARCH 15, 2005)

--------------------------------------------------------------------------------

This supplement amends the Prospectus of The Hartford Mutual Funds dated March 1, 2005 (as supplemented March 15, 2005).

The Prospectus is revised as follows:

Under the sub-heading "Sales Charge Reductions and Waivers -- Waivers for Certain Investors," on page 50 of the Prospectus, the following is added after the last bullet point:

     "- individuals purchasing shares between August 19, 2005 and November 16, 2005 (the "Switch Period") with the proceeds from the redemption of shares of certain eligible funds originally purchased through Edward D. Jones & Co., L.P. and redeemed during the Switch Period.

     In order to receive the sales charge reductions or waivers, you must notify the transfer agent of the reduction or waiver request when you place your purchase order. The transfer agent may require evidence of your qualification for such reductions or waivers. Additional information about the sales charge reductions or waiver can be obtained from the transfer agent."

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

MFLCSFSUP-11-05

                           THE HARTFORD MUTUAL FUNDS
                      CLASS A, CLASS B AND CLASS C SHARES

                    SUPPLEMENT DATED NOVEMBER 7, 2005 TO THE
         PROSPECTUS DATED MARCH 1, 2005 (AS SUPPLEMENTED JUNE 15, 2005)

--------------------------------------------------------------------------------

 THIS SUPPLEMENT REPLACES THE SUPPLEMENT DATED AUGUST 18, 2005 TO THE HARTFORD MUTUAL FUNDS CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS DATED MARCH 1, 2005
                        (AS SUPPLEMENTED JUNE 15, 2005)

--------------------------------------------------------------------------------

This supplement amends the Prospectus of The Hartford Fixed Income Funds dated March 1, 2005 (as supplemented June 15, 2005).

The Prospectus is revised as follows:

Under the sub-heading "Sales Charge Reductions and Waivers -- Waivers for Certain Investors," on page 64 of the Prospectus, the following is added after the last bullet point:

     "- individuals purchasing shares between August 19, 2005 and November 16, 2005 (the "Switch Period") with the proceeds from the redemption of shares of certain eligible funds originally purchased through Edward D. Jones & Co., L.P. and redeemed during the Switch Period.

     In order to receive the sales charge reductions or waivers, you must notify the transfer agent of the reduction or waiver request when you place your purchase order. The transfer agent may require evidence of your qualification for such reductions or waivers. Additional information about the sales charge reductions or waiver can be obtained from the transfer agent."

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

MFFISFSUP-11-05

                           THE HARTFORD MUTUAL FUNDS
                      CLASS A, CLASS B AND CLASS C SHARES

                    SUPPLEMENT DATED NOVEMBER 7, 2005 TO THE
         PROSPECTUS DATED MARCH 1, 2005 (AS SUPPLEMENTED JUNE 15, 2005)

--------------------------------------------------------------------------------

 THIS SUPPLEMENT REPLACES THE SUPPLEMENT DATED AUGUST 18, 2005 TO THE HARTFORD MUTUAL FUNDS CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS DATED MARCH 1, 2005
                        (AS SUPPLEMENTED JUNE 15, 2005)

--------------------------------------------------------------------------------

This supplement amends the Prospectus of The Hartford SmallCap, MidCap and MultiCap Funds dated March 1, 2005 (as supplemented June 15, 2005).

The Prospectus is revised as follows:

Under the sub-heading "Sales Charge Reductions and Waivers -- Waivers for Certain Investors," on page 48 of the Prospectus, the following is added after the last bullet point:

     "- individuals purchasing shares between August 19, 2005 and November 16, 2005 (the "Switch Period") with the proceeds from the redemption of shares of certain eligible funds originally purchased through Edward D. Jones & Co., L.P. and redeemed during the Switch Period.

     In order to receive the sales charge reductions or waivers, you must notify the transfer agent of the reduction or waiver request when you place your purchase order. The transfer agent may require evidence of your qualification for such reductions or waivers. Additional information about the sales charge reductions or waiver can be obtained from the transfer agent."

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

MFSMCSFSUP-11-05

                           THE HARTFORD MUTUAL FUNDS
                      CLASS A, CLASS B AND CLASS C SHARES

                    SUPPLEMENT DATED NOVEMBER 7, 2005 TO THE
        PROSPECTUS DATED APRIL 29, 2005 (AS SUPPLEMENTED JUNE 15, 2005)

--------------------------------------------------------------------------------

 THIS SUPPLEMENT REPLACES THE SUPPLEMENT DATED AUGUST 18, 2005 TO THE HARTFORD MUTUAL FUNDS CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS DATED APRIL 29, 2005
                        (AS SUPPLEMENTED JUNE 15, 2005)

--------------------------------------------------------------------------------

This supplement amends the Prospectus of The Hartford Select Funds dated April 29, 2005 (as supplemented June 15, 2005).

The Prospectus is revised as follows:

Under the sub-heading "Sales Charge Reductions and Waivers -- Waivers for Certain Investors," on page 29 of the Prospectus, the following is added after the last bullet point:

     "- individuals purchasing shares between August 19, 2005 and November 16, 2005 (the "Switch Period") with the proceeds from the redemption of shares of certain eligible funds originally purchased through Edward D. Jones & Co., L.P. and redeemed during the Switch Period.

     In order to receive the sales charge reductions or waivers, you must notify the transfer agent of the reduction or waiver request when you place your purchase order. The transfer agent may require evidence of your qualification for such reductions or waivers. Additional information about the sales charge reductions or waiver can be obtained from the transfer agent."

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

MFSELSFSUP-11-05

                           THE HARTFORD MUTUAL FUNDS
                      CLASS A, CLASS B AND CLASS C SHARES

                    SUPPLEMENT DATED NOVEMBER 7, 2005 TO THE
         PROSPECTUS DATED MARCH 1, 2005 (AS SUPPLEMENTED JUNE 15, 2005)

--------------------------------------------------------------------------------

 THIS SUPPLEMENT REPLACES THE SUPPLEMENT DATED AUGUST 18, 2005 TO THE HARTFORD MUTUAL FUNDS CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS DATED MARCH 1, 2005
                        (AS SUPPLEMENTED JUNE 15, 2005)

--------------------------------------------------------------------------------

This supplement amends the Prospectus of The Hartford Tax-Free Fixed Income Funds dated March 1, 2005 (as supplemented June 15, 2005).

The Prospectus is revised as follows:

Under the sub-heading "Sales Charge Reductions and Waivers -- Waivers for Certain Investors," on page 38 of the Prospectus, the following is added after the last bullet point:

     "- individuals purchasing shares between August 19, 2005 and November 16, 2005 (the "Switch Period") with the proceeds from the redemption of shares of certain eligible funds originally purchased through Edward D. Jones & Co., L.P. and redeemed during the Switch Period.

     In order to receive the sales charge reductions or waivers, you must notify the transfer agent of the reduction or waiver request when you place your purchase order. The transfer agent may require evidence of your qualification for such reductions or waivers. Additional information about the sales charge reductions or waiver can be obtained from the transfer agent."

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

MFTXFRSFSUP-11-05

                           THE HARTFORD MUTUAL FUNDS
                      CLASS A, CLASS B AND CLASS C SHARES

                    SUPPLEMENT DATED NOVEMBER 7, 2005 TO THE
        PROSPECTUS DATED MARCH 1, 2005 (AS SUPPLEMENTED MARCH 15, 2005)

--------------------------------------------------------------------------------

 THIS SUPPLEMENT REPLACES THE SUPPLEMENT DATED AUGUST 18, 2005 TO THE HARTFORD MUTUAL FUNDS CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS DATED MARCH 1, 2005
                        (AS SUPPLEMENTED MARCH 15, 2005)

--------------------------------------------------------------------------------

This supplement amends the Prospectus of The Hartford Global/International Funds dated March 1, 2005 (as supplemented March 15, 2005).

The Prospectus is revised as follows:

Under the sub-heading "Sales Charge Reductions and Waivers -- Waivers for Certain Investors," on page 55 of the Prospectus, the following is added after the last bullet point:

     "- individuals purchasing shares between August 19, 2005 and November 16, 2005 (the "Switch Period") with the proceeds from the redemption of shares of certain eligible funds originally purchased through Edward D. Jones & Co., L.P. and redeemed during the Switch Period.

     In order to receive the sales charge reductions or waivers, you must notify the transfer agent of the reduction or waiver request when you place your purchase order. The transfer agent may require evidence of your qualification for such reductions or waivers. Additional information about the sales charge reductions or waiver can be obtained from the transfer agent."

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

MFGISFSUP-11-05

                           THE HARTFORD MUTUAL FUNDS
                      CLASS A, CLASS B AND CLASS C SHARES

                    SUPPLEMENT DATED NOVEMBER 7, 2005 TO THE
         PROSPECTUS DATED MARCH 1, 2005 (AS SUPPLEMENTED JUNE 15, 2005)

--------------------------------------------------------------------------------

 THIS SUPPLEMENT REPLACES THE SUPPLEMENT DATED AUGUST 18, 2005 TO THE HARTFORD MUTUAL FUNDS CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS DATED MARCH 1, 2005
                        (AS SUPPLEMENTED JUNE 15, 2005)

--------------------------------------------------------------------------------

This supplement amends the Prospectus of The Hartford Allocation Funds dated March 1, 2005 (as supplemented June 15, 2005).

The Prospectus is revised as follows:

Under the sub-heading "Sales Charge Reductions and Waivers -- Waivers for Certain Investors," on page 63 of the Prospectus, the following is added after the last bullet point:

     "- individuals purchasing shares between August 19, 2005 and November 16, 2005 (the "Switch Period") with the proceeds from the redemption of shares of certain eligible funds originally purchased through Edward D. Jones & Co., L.P. and redeemed during the Switch Period.

     In order to receive the sales charge reductions or waivers, you must notify the transfer agent of the reduction or waiver request when you place your purchase order. The transfer agent may require evidence of your qualification for such reductions or waivers. Additional information about the sales charge reductions or waiver can be obtained from the transfer agent."

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

MFASSETPRSFSUP-11-05

                           THE HARTFORD MUTUAL FUNDS
                      CLASS A, CLASS B AND CLASS C SHARES

                    SUPPLEMENT DATED NOVEMBER 7, 2005 TO THE
         PROSPECTUS DATED MARCH 1, 2005 (AS SUPPLEMENTED JUNE 1, 2005)

--------------------------------------------------------------------------------

 THIS SUPPLEMENT REPLACES THE SUPPLEMENT DATED AUGUST 18, 2005 TO THE HARTFORD MUTUAL FUNDS CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS DATED MARCH 1, 2005
                         (AS SUPPLEMENTED JUNE 1, 2005)

--------------------------------------------------------------------------------

This supplement amends the Prospectus of The Hartford Mutual Funds dated March 1, 2005 (as supplemented June 1, 2005).

The Prospectus is revised as follows:

Under the sub-heading "Sales Charge Reductions and Waivers -- Waivers for Certain Investors," on page 164 of the Prospectus, the following is added after the last bullet point:

     "- individuals purchasing shares between August 19, 2005 and November 16, 2005 (the "Switch Period") with the proceeds from the redemption of shares of certain eligible funds originally purchased through Edward D. Jones & Co., L.P. and redeemed during the Switch Period.

     In order to receive the sales charge reductions or waivers, you must notify the transfer agent of the reduction or waiver request when you place your purchase order. The transfer agent may require evidence of your qualification for such reductions or waivers. Additional information about the sales charge reductions or waiver can be obtained from the transfer agent."

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

MFPROSUP-11-05